Equity, Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Equity [Abstract]
Maximum authorised percentage to grant awards	10.00%
Stock Options [Member]
Number of options [Abstract]
Options outstanding, balance (in share) | shares	761,667	910,000
Granted (in shares) | shares	60,000
Forfeited (in shares) | shares	(104,361)	(115,000)
Exercised (in shares) | shares	(170,639)	(33,333)
Options outstanding, balance (in shares) | shares	546,667	761,667
Options exercisable (in shares) | shares	480,000	540,001
Weighted average exercise price [Abstract]
Options outstanding, balance (in dollars per share) | $ / shares	$ 4.38	$ 4.34
Granted (in dollars per share) | $ / shares	6.57
Forfeited (in dollars per share) | $ / shares	1.96	5.00
Exercised (in dollars per share) | $ / shares	4.23	1.14
Options outstanding, balance (in dollars per share) | $ / shares	5.13	4.38
Options exercisable (in dollars per share) | $ / shares	$ 5.00	$ 5.00